SUPPLEMENT DATED APRIL 28, 2025
                     TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                      VARIABLE ANNUITY ACCOUNT FIVE
                     Seasons Select Variable Annuity
                    Seasons Advisor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes changes to investment options available under your contract effective on or about April 28, 2025, unless noted otherwise.
All references in the prospectuses are updated accordingly.


*	The SA Putnam Asset Allocation Diversified Growth Portfolio was renamed
        SA Franklin Allocation Moderately Aggressive Portfolio and
        Franklin Advisers, Inc. became its sub-advisor.

*	The SA T. Rowe Price Growth Stock Portfolio of Seasons Series Trust merged into SA MFS Blue Chip Growth Portfolio of SunAmerica Series Trust, which was then renamed SA MFS Large Cap Growth Portfolio.

*	Class 1 and Class 2 Shares of the Target Underlying Funds merged into
        Class 1 Share of Acquiring Underlying Funds. Class 3 Shares of Target Underlying Funds merged into Class 3 Shares of Acquiring Underlying
        Funds:

---------------------------------------------  -------------------------------
Target Underlying Funds                            Acquiring Underlying Funds
       Advisor                                            Advisor
(Removed as of April 28, 2025)
---------------------------------------------  --------------------------------

SA Multi-Managed Income Portfolio              SA Allocation Balanced Portfolio
---------------------------------------------  --------------------------------
SA Multi-Managed Growth Portfolio              SA Allocation Aggressive Portfolio
                                               (renamed from SA Allocation
                                               Growth Portfolio)
---------------------------------------------  --------------------------------
SA Multi-Managed Moderate Growth Portfolio     SA Allocation Moderately
                                               Aggressive Portfolio (renamed
                                               from SA Allocation Moderate
                                               Growth Portfolio)
---------------------------------------------  --------------------------------
SA Multi-Managed Income/Equity Portfolio       SA Allocation Moderate Portfolio

---------------------------------------------  --------------------------------

Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the funds listed below.

*	SA Multi-Managed International Equity
*	SA Multi-Managed Large Cap Growth
*	SA Multi-Managed Large Cap Value
*	SA Multi-Managed Mid Cap Growth
*	SA Multi-Managed Mid Cap Value
*	SA Multi-Managed Small Cap

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.